PARENT COMPANY INFORMATION (Tables)	6 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
SCHEDULE OF PARENT COMPANY BALANCE SHEETS

LI BANG INTERNATIONAL CORPORATION INC.

PARENT COMPANY BALANCE SHEETS

	As of December 31,	As of June 30,
	2025	2025
	(Unaudited)
ASSETS
Current assets:
Cash	$332,079	$595
Loans receivable	3,515,050	1,000,000
Due from WFOE *	30,000,000
Other receivables	255,319	150,503
Total current assets	34,102,448	1,151,098
Non-current assets:
Non-current loans receivable	-	3,515,050
Investment in subsidiaries	3,749,620	3,716,927
Total non-current assets	3,749,620	7,231,977

Total assets	$37,852,068	$8,383,075

LIABILITIES AND SHAREHOLDER’S EQUITY
Current Liabilities
Other payables and other current liabilities	$610,100	$505,100
Total current liabilities	610,100	505,100

Total liabilities	610,100	505,100

Commitment and Contingencies	-	-

SHAREHOLDER’S EQUITY
Ordinary shares (par value $0.01 per share, 5,000,000 shares authorized, 187,480 shares issued and outstanding as of June 30, 2025) **	-	1,875
Class A Ordinary Shares (par value $0.01 per share, 4,500,000 shares authorized, 1,233,120 shares issued and outstanding as of December 31, 2025) **	12,331	-
Class B Ordinary Shares (par value $0.01 per share, 500,000 shares authorized, 154,360 shares issued and outstanding as of December 31, 2025) **	1,544	-
Subscription receivables	(1,699)	(1,699)
Additional paid-in capital	36,819,401	6,831,401
Statutory reserves	800,096	800,096
(Deficit)/retained earnings	(56,525)	525,406
Accumulated other comprehensive loss	(333,180)	(279,104)
Total equity	37,241,968	7,877,975

Total liabilities and shareholder’s equity	$37,852,068	$8,383,075

*	On December 25, 2025, WFOE received aggregate proceeds of RMB 210 million (approximately $29.9 million) from the private placement (Note 15).

**	The shares data are presented on a retroactive basis to reflect the 100 to 1 share consolidation (Note 15).

SCHEDULE OF PARENT COMPANY STATEMENTS OF LOSS AND COMPREHENSIVE LOSS

LI BANG INTERNATIONAL CORPORATION INC.

PARENT COMPANY STATEMENTS OF LOSS AND COMPREHENSIVE LOSS

	For the Six Months Ended December 31,
	2025	2024
	(Unaudited)	(Unaudited)
Equity in loss of subsidiaries	$(113,231)	$(822,474)

Operating expenses:
General and administrative	(572,983)	(339,126)
Total Operating expenses	(572,983)	(339,126)

Other income:
Other income, net	104,283	36,562
Total other income, net	104,283	36,562

Net loss	(581,931)	(1,125,038)
Foreign currency translation adjustment	(54,076)	(34,516)
Comprehensive loss	$(636,007)	$(1,159,554)

SCHEDULE OF PARENT COMPANY STATEMENTS OF CASH FLOWS

LI BANG INTERNATIONAL CORPORATION INC.

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Six Months Ended December 31,
	2025	2024
	(Unaudited)	(Unaudited)
Cash flows from operating activities
Net loss	$(581,931)	$(1,125,038)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity in loss of subsidiaries	113,231	822,474
Other receivables	(104,816)	(36,999)
Other payables and other current liabilities	105,000	(23,750)
Net cash used in operating activities	(468,516)	(363,313)

Cash flows from investing activities
Loans to third parties	-	(4,515,050)
Proceeds from repayment of loans receivable from third parties	1,000,000	-
Purchases of long-term investments	(200,000)	(202,000)
Net cash provided by (used in) investing activities	800,000	(4,717,050)

Cash flows from financing activities
Net proceeds from initial public offering	-	5,327,949
Net cash provided by financing activities	-	5,327,949

Net increase in cash	331,484	247,586
Cash at the beginning of the period	595	-
Cash at the end of the period	$332,079	$247,586